Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about accrued expenses [Abstract]
Summary of detailed information about of accrued expenses

	December 31, 2021	December 31, 2020
Holiday provision, including payroll related taxes	1,731	665
Employee bonuses, including payroll related taxes	1,507	309
Provision for reimbursements to third-party sellers	755	407
Refund liability	462	231
Tax provisions	239	65
Provision for legal claims	22	—

Total	4,716	1,677